PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Expenditure on Investment Properties - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of Expenditure on Investment Properties [Abstract]
Acquisitions of new properties	£ 21	£ 81
Additional expenditure on existing properties	52	62
Expenditure on investment properties	£ 73	£ 143